Operating Segments - Schedule of Operating Segments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Other smaller operating segments and corporate adjustments [member]
Disclosure of operating segments [line items]
Tax-exempt income	$ 76	$ 69	$ 75	$ 145	$ 143
Net income (loss) from investments in associated corporations	30	(15)	(21)	15	(46)
Canadian banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	26	20	12	46	32
International banking [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	53	49	65	102	158
Global Wealth Management [member]
Disclosure of operating segments [line items]
Net income (loss) from investments in associated corporations	$ 4	$ 3	$ 4	$ 7	$ 7